Unsecured Debt - Additional Information (Details) In Millions, unless otherwise specified	12 Months Ended		12 Months Ended
	Nov. 30, 2014	Nov. 30, 2014 Revolving Credit Facility USD ($) debt_instrument	Nov. 30, 2014 Revolving Credit Facility Main Credit Facility USD ($)	Nov. 30, 2013 Revolving Credit Facility Main Credit Facility USD ($)	Nov. 30, 2014 Revolving Credit Facility Main Credit Facility Utilization of less than One Third of Available Line of Credit Facility	Nov. 30, 2014 Revolving Credit Facility Main Credit Facility Utilization of more than One Third of Available Line of Credit Facility	Nov. 30, 2014 Revolving Credit Facility Main Credit Facility Utilization of more than Two Thirds of Available Line of Credit Facility	Nov. 30, 2014 Revolving Credit Facility Main Credit Facility U.S. Dollar Denominated Debt USD ($)	Nov. 30, 2013 Revolving Credit Facility Main Credit Facility U.S. Dollar Denominated Debt USD ($)	Nov. 30, 2014 Revolving Credit Facility Main Credit Facility Euro Denominated EUR (€)	Nov. 30, 2013 Revolving Credit Facility Main Credit Facility Euro Denominated EUR (€)	Nov. 30, 2014 Revolving Credit Facility Main Credit Facility Sterling Denominated Debt [Member] GBP (£)	Nov. 30, 2013 Revolving Credit Facility Main Credit Facility Sterling Denominated Debt [Member] GBP (£)	Nov. 30, 2014 Revolving Credit Facility Backup Liquidity USD ($)
Debt Instrument [Line Items]
Credit facility expiration period			5 years	5 years
Committed ship financings, repayable period	12 years
Long-term debt		$ 300	$ 2,600	$ 2,500				$ 1,700	$ 1,600	€ 500	€ 500	£ 200	£ 200
Debt Instrument, Interest Rate Terms			LIBOR/EURIBOR plus a margin of 40 basis points (“bps”)
Commitment fee percentage			35.00%
Number of undrawn revolving credit facilities		2
Additional utilization fee					0.10%	0.20%	0.40%
Line of credit facility available amount		$ 2,900												$ 75